Condensed Consolidating Balance Sheets (Parenthetical) (Detail)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 17, 2014	Dec. 12, 2012
8.875% Senior Notes
Consolidated Balance Sheet Statements Captions [Line Items]
Interest rate	8.875%	8.875%	8.875%		8.875%
6.25% Senior Notes
Consolidated Balance Sheet Statements Captions [Line Items]
Interest rate	6.25%	6.25%	6.25%	6.25%